Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity

18. Equity

Preferred Stock

There are 200,000,000 authorized shares of preferred stock, of which 6,857,000 shares were designated for issuance of convertible preferred stock in connection with the financing of the Acquisition in 2010. See “— Convertible Preferred Stock” below.

MetLife, Inc. has outstanding 24 million shares of Floating Rate Non-Cumulative Preferred Stock, Series A (the “Series A preferred shares”) with a $0.01 par value per share, and a liquidation preference of $25 per share.

MetLife, Inc. has outstanding 60 million shares of 6.50% Non-Cumulative Preferred Stock, Series B (the “Series B preferred shares”), with a $0.01 par value per share, and a liquidation preference of $25 per share.

The Preferred Stock ranks senior to the common stock with respect to dividends and liquidation rights. Dividends on the Preferred Stock are not cumulative. Holders of the Preferred Stock will be entitled to receive dividend payments only when, as and if declared by MetLife, Inc.’s Board of Directors or a duly authorized committee of the Board. If dividends are declared on the Series A preferred shares, they will be payable quarterly, in arrears, at an annual rate of the greater of: (i) 1.00% above three-month LIBOR on the related LIBOR determination date; or (ii) 4.00%. Any dividends declared on the Series B preferred shares will be payable quarterly, in arrears, at an annual fixed rate of 6.50%. Accordingly, in the event that dividends are not declared on the Preferred Stock for payment on any dividend payment date, then those dividends will cease to accrue and be payable. If a dividend is not declared before the dividend payment date, MetLife, Inc. has no obligation to pay dividends accrued for that dividend period whether or not dividends are declared and paid in future periods. No dividends may, however, be paid or declared on MetLife, Inc.’s common stock — or any other securities ranking junior to the Preferred Stock — unless the full dividends for the latest completed dividend period on all Preferred Stock, and any parity stock, have been declared and paid or provided for.

MetLife, Inc. is prohibited from declaring dividends on the Preferred Stock if it fails to meet specified capital adequacy, net income and equity levels. In addition, under Federal Reserve Board policy, MetLife, Inc. may not be able to pay dividends if it does not earn sufficient operating income.

The Preferred Stock does not have voting rights except in certain circumstances where the dividends have not been paid for an equivalent of six or more dividend payment periods whether or not those periods are consecutive. Under such circumstances, the holders of the Preferred Stock have certain voting rights with respect to members of the Board of Directors of MetLife, Inc.

The Preferred Stock is not subject to any mandatory redemption, sinking fund, retirement fund, purchase fund or similar provisions. The Preferred Stock is redeemable at MetLife, Inc.’s option in whole or in part, at a redemption price of $25 per share of Preferred Stock, plus declared and unpaid dividends.

In December 2008, MetLife, Inc. entered into an RCC related to the Preferred Stock. As part of such RCC, MetLife, Inc. agreed that it will not repay, redeem or purchase the Preferred Shares on or before December 31, 2018, unless, subject to certain limitations, it has received proceeds during a specified period from the sale of specified replacement securities. The RCC is for the benefit of the holders of the related Covered Debt, which was initially the Senior Notes. As a result of the issuance of the 10.750% JSDs, the 10.750% JSDs became the Covered Debt with respect to, and in accordance with, the terms of the RCC relating to the Preferred Shares. The RCC will terminate upon the occurrence of certain events, including the date on which MetLife, Inc. has no series of outstanding eligible debt securities.

Information on the declaration, record and payment dates, as well as per share and aggregate dividend amounts, for the Preferred Shares was as follows:

			Dividend
Declaration Date	Record Date	Payment Date	Series A Per Share	Series A Aggregate	Series B Per Share	Series B Aggregate
			(In millions, except per share data)
November 15, 2011	November 30, 2011	December 15, 2011	$0.2527777	$7	$0.4062500	$24
August 15, 2011	August 31, 2011	September 15, 2011	$0.2555555	6	$0.4062500	24
May 16, 2011	May 31, 2011	June 15, 2011	$0.2555555	7	$0.4062500	24
March 7, 2011	February 28, 2011	March 15, 2011	$0.2500000	6	$0.4062500	24

				$26		$96

November 15, 2010	November 30, 2010	December 15, 2010	$0.2527777	$7	$0.4062500	$24
August 16, 2010	August 31, 2010	September 15, 2010	$0.2555555	6	$0.4062500	24
May 17, 2010	May 31, 2010	June 15, 2010	$0.2555555	7	$0.4062500	24
March 5, 2010	February 28, 2010	March 15, 2010	$0.2500000	6	$0.4062500	24

				$26		$96

November 16, 2009	November 30, 2009	December 15, 2009	$0.2527777	$7	$0.4062500	$24
August 17, 2009	August 31, 2009	September 15, 2009	$0.2555555	6	$0.4062500	24
May 15, 2009	May 31, 2009	June 15, 2009	$0.2555555	7	$0.4062500	24
March 5, 2009	February 28, 2009	March 16, 2009	$0.2500000	6	$0.4062500	24

				$26		$96

See Note 24 for information on subsequent dividends declared.

Convertible Preferred Stock

In connection with the financing of the Acquisition in November 2010, MetLife, Inc. issued to AM Holdings 6,857,000 shares of convertible preferred stock with a $0.01 par value per share, a liquidation preference of $0.01 per share and a fair value of $2.8 billion. On March 8, 2011, MetLife, Inc. repurchased and canceled all of the convertible preferred stock for $3.0 billion in cash, which resulted in a preferred stock redemption premium of $146 million. See Note 2.

For purposes of the earnings per common share calculation, for the year ended December 31, 2010, the convertible preferred stock was assumed converted into shares of common stock for both basic and diluted weighted average common shares. See Note 20.

Common Stock

Issuances

In March 2011, MetLife, Inc. issued 68,570,000 new shares of its common stock in a public offering at a price of $43.25 per share for gross proceeds of $3.0 billion. In connection with the offering of common stock, MetLife, Inc. incurred $16 million of issuance costs which have been recorded as a reduction of additional paid-in capital. The proceeds were used to repurchase the convertible preferred stock issued to AM Holdings in November 2010. See Note 2.

In November 2010, MetLife, Inc. issued to AM Holdings in connection with the financing of the Acquisition 78,239,712 new shares of its common stock at $40.90 per share with a fair value of $3.2 billion.

In August 2010, MetLife, Inc. issued 86,250,000 new shares of its common stock at a price of $42.00 per share for gross proceeds of $3.6 billion. In connection with the offering of common stock, MetLife, Inc. incurred $94 million of issuance costs which have been recorded as a reduction of additional paid-in capital.

In February 2009, MetLife, Inc. delivered 24,343,154 shares of newly issued common stock for $1.0 billion. The issuance was made in connection with the initial settlement of stock purchase contracts issued as part of common equity units sold in 2005.

During the years ended December 31, 2011 and 2010, 3,549,211 and 2,182,174 new shares of common stock were issued for $115 million and $74 million, respectively, to satisfy various stock option exercises and other stock-based awards. There were no new shares of common stock issued to satisfy the various stock option exercises and other stock-based awards during the year ended December 31, 2009. There were no shares of common stock issued from treasury stock during the year ended December 31, 2011. During the years ended December 31, 2010 and 2009, 332,121 shares and 861,586 shares of common stock were issued from treasury stock for $18 million and $46 million, respectively, to satisfy various stock option exercises and other stock-based awards.

Repurchase Programs

At December 31, 2011, MetLife, Inc. had $1.3 billion remaining under its common stock repurchase program authorizations. During the years ended December 31, 2011, 2010 and 2009, MetLife, Inc. did not repurchase any shares.

Under these authorizations, MetLife, Inc. may purchase its common stock from the MetLife Policyholder Trust, in the open market (including pursuant to the terms of a pre-set trading plan meeting the requirements of Rule 10b5-1 under the Securities Exchange Act of 1934) and in privately negotiated transactions. Any future common stock repurchases will be dependent upon several factors, including the Company’s capital position, its liquidity, its financial strength and credit ratings, general market conditions and the market price of MetLife, Inc.’s common stock compared to management’s assessment of the stock’s underlying value and applicable regulatory approvals, as well as other legal and accounting factors.

Dividends

The table below presents declaration, record and payment dates, as well as per share and aggregate dividend amounts, for the common stock:

			Dividend
			Per Share	Aggregate
Declaration Date	Record Date	Payment Date	(In millions, except per share data)
October 25, 2011	November 9, 2011	December 14, 2011	$0.74	$787
October 26, 2010	November 9, 2010	December 14, 2010	$0.74	$784	(1)
October 29, 2009	November 9, 2009	December 14, 2009	$0.74	$610

(1)	Includes dividends on convertible preferred stock (see “— Convertible Preferred Stock” above).

The funding of the cash dividends and operating expenses of MetLife, Inc. is primarily provided by cash dividends from MetLife, Inc.’s insurance subsidiaries. The statutory capital and surplus, or net assets, of MetLife, Inc.’s insurance subsidiaries are subject to regulatory restrictions except to the extent that dividends are allowed to be paid in a given year without prior regulatory approval. Dividends exceeding these limitations can generally be made subject to regulatory approval. The nature and amount of these dividend restrictions, as well as the statutory capital and surplus of MetLife, Inc.’s U.S. insurance subsidiaries, are disclosed in “— Statutory Equity and Income”. MetLife, Inc.’s principal non-U.S. insurance operations are branches or subsidiaries of American Life, a U.S. insurance subsidiary of the Company.

Stock-Based Compensation Plans

Description of Plans for Employees and Agents — General Terms

The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the “2000 Stock Plan”) authorized the granting of awards to employees and agents in the form of options to buy shares of MetLife, Inc. common stock (“Stock Options”) that either qualify as incentive Stock Options under Section 422A of the Code or are non-qualified. By December 31, 2009 all awards under the 2000 Stock Plan had either vested or been forfeited. No awards have been made under the 2000 Stock Plan since 2005.

Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the “2005 Stock Plan”), awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan with reference to MetLife, Inc. common stock).

The aggregate number of shares authorized for issuance under the 2005 Stock Plan is 68,000,000, plus those shares available but not utilized under the 2000 Stock Plan and those shares utilized under the 2000 Stock Plan that are recovered due to forfeiture of Stock Options. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by 1.179 shares. At December 31, 2011, the aggregate number of shares remaining available for issuance pursuant to the 2005 Stock Plan was 31,803,801. Stock Option exercises and other awards settled in shares are satisfied through the issuance of shares held in treasury by the Company or by the issuance of new shares.

Compensation expense related to awards under the 2005 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted each year under the 2005 Stock Plan are made in the first quarter of each year.

Certain stock-based awards provide solely for cash settlement based on changes in the price of MetLife, Inc. common stock and other factors (“Phantom Stock-Based Awards”). Such awards are made under the MetLife, Inc. International Unit Option Incentive Plan, the MetLife International Performance Unit Incentive Plan, and the MetLife International Restricted Unit Incentive Plan.

Description of Plans for Directors — General Terms

The MetLife, Inc. 2000 Directors Stock Plan, as amended (the “2000 Directors Stock Plan”) authorized the granting of awards in the form of MetLife, Inc. common stock, non-qualified Stock Options, or a combination of the foregoing to non-management Directors of MetLife, Inc. As of December 31, 2009, all awards under the 2000 Directors Stock Plan had either vested or been forfeited. No awards have been made under the 2000 Directors Stock Plan since 2004.

Under the MetLife, Inc. 2005 Non-Management Director Stock Compensation Plan (the “2005 Directors Stock Plan”), awards granted may be in the form of non-qualified Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, or Stock-Based Awards (each as defined in the 2005 Directors Stock Plan with reference to MetLife, Inc. common stock) to non-management Directors of MetLife, Inc. The number of shares authorized for issuance under the 2005 Directors Stock Plan is 2,000,000. There were no shares carried forward from the 2000 Directors Stock Plan to the 2005 Directors Stock Plan. At December 31, 2011, the aggregate number of shares remaining available for issuance pursuant to the 2005 Directors Stock Plan was 1,777,288. Stock Option exercises and other awards settled in shares are satisfied through the issuance of shares held in treasury by the Company or by the issuance of new shares.

Compensation expense related to awards under the 2005 Directors Plan is recognized based on the number of shares awarded. The Stock-Based Awards granted under the 2005 Directors Plan have vested immediately. The majority of the awards granted each year under the 2005 Directors Stock Plan are made in the second quarter of each year.

Compensation Expense Related to Stock-Based Compensation

The components of compensation expense related to stock-based compensation which includes compensation expense related to Phantom Stock-Based Awards, and excludes the insignificant compensation expense related to the 2005 Directors Stock Plan, were as follows:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Stock Options	$58	$45	$55
Performance Shares (1)	68	29	11
Restricted Stock Units	18	10	3

Total compensation expenses	$144	$84	$69

Income tax benefits	$50	$29	$24

(1)

Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

The following table presents the total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

	December 31, 2011
	Expense	Weighted Average Period
	(In millions)	(Years)
Stock Options	$52	1.82
Performance Shares	$44	1.76
Restricted Stock Units	$23	1.82

Stock Options

Stock Options are the contingent right of award holders to purchase shares of MetLife, Inc. common stock at a stated price for a limited time. All Stock Options have an exercise price equal to the closing price of MetLife, Inc. common stock reported on the NYSE on the date of grant, and have a maximum term of 10 years. The vast majority of Stock Options granted have become or will become exercisable at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Stock Options have become or will become exercisable on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

A summary of the activity related to Stock Options for the year ended December 31, 2011 was as follows:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(Years)	(In millions)
Outstanding at January 1, 2011	32,702,331	$38.47	5.30	$195
Granted (2)	5,471,447	$45.16
Exercised	(2,944,529)	$29.83
Expired	(317,342)	$42.32
Forfeited	(198,381)	$38.34

Outstanding at December 31, 2011	34,713,526	$40.22	5.35	$—

Aggregate number of stock options expected to vest at a future date as of December 31, 2011	33,596,536	$40.31	5.25	$—

Exercisable at December 31, 2011	24,345,356	$41.06	4.02	$—

(1)	The aggregate intrinsic value was computed using the closing share price on December 30, 2011 of $31.18 and December 31, 2010 of $44.44, as applicable.

(2)	The total fair value on the date of the grant was $78 million.

The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in the Company’s binomial lattice model, which are further described below, include: expected volatility of the price of MetLife, Inc. common stock; risk-free rate of return; expected dividend yield on MetLife, Inc. common stock; exercise multiple; and the post-vesting termination rate.

Expected volatility is based upon an analysis of historical prices of MetLife, Inc. common stock and call options on that common stock traded on the open market. The Company uses a weighted-average of the implied volatility for publicly-traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of MetLife, Inc.’s common stock. The Company chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying shares rather than on daily price movements.

The binomial lattice model used by the Company incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the Stock Option.

The binomial lattice model used by the Company incorporates the contractual term of the Stock Options and then factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in the binomial lattice model used by the Company is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, used to determine the fair value of Stock Options issued:

	Years Ended December 31,
	2011	2010	2009
Dividend yield	1.65%	2.11%	3.15%
Risk-free rate of return	0.29%-5.51%	0.35%-5.88%	0.73%-6.67%
Expected volatility	32.64%	34.41%	44.39%
Exercise multiple	1.69	1.75	1.76
Post-vesting termination rate	3.36%	3.64%	3.70%
Contractual term (years)	10	10	10
Expected life (years)	7	7	6
Weighted average exercise price of stock options granted	$ 45.16	$ 35.06	$ 23.61
Weighted average fair value of stock options granted	$ 14.27	$ 11.29	$ 8.37

The following table presents a summary of Stock Option exercise activity:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Total intrinsic value of stock options exercised	$41	$22	$1
Cash received from exercise of stock options	$88	$52	$8
Tax benefit realized from stock options exercised	$14	$8	$—

Performance Shares

Performance Shares are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Shares which are payable in shares of MetLife, Inc. common stock. Performance Shares are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on MetLife, Inc. common stock during the performance period. Accordingly, the estimated fair value of Performance Shares is based upon the closing price of MetLife, Inc. common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

Performance Share awards normally vest in their entirety at the end of the three-year performance period. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances. Vested Performance Shares are multiplied by a performance factor of 0.0 to 2.0 based largely on MetLife, Inc.’s performance in change in annual net operating earnings and total shareholder return over the applicable three-year performance period compared to the performance of its competitors. The performance factor was 0.90 for the January 1, 2008 — December 31, 2010 performance period.

The following table presents a summary of Performance Share activity for the year ended December 31, 2011:

	Performance Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2011	4,155,574	$31.91
Granted (1)	1,783,070	$42.84
Forfeited	(89,725)	$32.79
Payable (2)	(824,825)	$57.95

Outstanding at December 31, 2011	5,024,094	$31.50

Performance Shares expected to vest at a future date as of December 31, 2011	4,729,890	$32.35

(1)	The total fair value on the date of the grant was $76 million.

(2)	Includes both shares paid and shares deferred for later payment.

Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the performance factor determined after the end of the respective performance periods. At December 31, 2011, the three year performance period for the 2009 Performance Share grants was completed, but the performance factor had not yet been calculated. Included in the immediately preceding table are 1,791,609 outstanding Performance Shares to which the 2009-2011 performance factor will be applied.

Restricted Stock Units

Restricted Stock Units are units that, if they vest, are payable in shares of MetLife, Inc. common stock. Restricted Stock Units are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on MetLife, Inc. common stock during the performance period. Accordingly, the estimated fair value of Restricted Stock Units is based upon the closing price of MetLife, Inc. common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

The vast majority of Restricted Stock Units normally vest in their entirety on the third anniversary of their grant date. Other Restricted Stock Units normally vest in their entirety on the fifth anniversary of their grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

The following table presents a summary of Restricted Stock Unit activity for the year ended December 31, 2011:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2011	937,172	$29.63
Granted (1)	734,159	$41.94
Forfeited	(61,160)	$35.36
Payable (2)	(47,322)	$44.35

Outstanding at December 31, 2011	1,562,849	$34.74

Restricted Stock Units expected to vest at a future date as of December 31, 2011	1,562,849	$34.74

(1)	The total fair value on the date of the grant was $31 million.

(2)	Includes both shares paid and shares deferred for later payment.

Liability Awards (Phantom Stock-Based Awards)

Certain MetLife international subsidiaries have granted Phantom Stock-Based Awards in the form of Unit Options, Restricted Units, and Performance Units. These share-based cash settled awards are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liability awards is remeasured at the end of each reporting period based on the change in fair value of one share of MetLife, Inc. common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Unit Options.

Each Unit Option is the contingent right of the holders to receive a cash payment equal to the closing price of one share of MetLife, Inc. common stock on the surrender date, less the closing price on the grant date, if the difference is greater than zero. The vast majority of Unit Options have become or will become eligible for surrender at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Unit Options have become or will become eligible for surrender on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

Restricted Units.

Restricted Units are units that, if they vest, are payable in cash equal to the closing price of MetLife, Inc. common stock on the last day of the restriction period. The vast majority of Restricted Units normally vest in their entirety on the third anniversary of their grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

Performance Units.

Performance Units are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Units which are payable in cash equal to the closing price of MetLife, Inc. common stock on a date following the last day of the three-year performance period. Performance Units are accounted for as liability awards, but are not credited with dividend-equivalents for actual dividends paid on MetLife, Inc. common stock during the performance period. Accordingly, the estimated fair value of Performance Units is based upon the closing price of MetLife, Inc. common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

Performance Units normally vest in their entirety at the end of the three-year performance period. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances. Vested Performance Units are multiplied by a performance factor of 0.0 to 2.0 based largely on MetLife, Inc.’s performance in change in annual net operating earnings and total shareholder return over the applicable three-year performance period compared to the performance of its competitors.

The following table presents a summary of Liability Award activity for the year ended December 31, 2011:

	Unit Options	Performance Units	Restricted Units
Outstanding at January 1, 2011	811,221	139,893	216,251
Granted	369,665	125,710	340,750
Exercised	(29,068)	—	—
Forfeited	(68,448)	(6,825)	(44,680)
Paid	—	(25,521)	(1,640)

Outstanding at December 31, 2011	1,083,370	233,257	510,681

Units expected to vest at a future date as of December 31, 2011	1,083,370	209,931	459,613

Statutory Equity and Income

Each of MetLife, Inc.’s U.S. insurance company’s state of domicile imposes risk-based capital (“RBC”) requirements that were developed by the National Association of Insurance Commissioners (“NAIC”). American Life does not write business in Delaware or any other domestic state and, as such, is exempt from RBC requirements by Delaware law. Regulatory compliance is determined by a ratio of a company’s total adjusted capital, calculated in the manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in the manner prescribed by the NAIC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company Action RBC”). While not required by or filed with insurance regulators, the Company also calculates an internally defined combined RBC ratio (“Combined RBC Ratio”), which is determined by dividing the sum of TAC for MetLife, Inc.’s principal U.S. insurance subsidiaries, excluding American Life, by the sum of Company Action RBC for such subsidiaries. The Company’s Combined RBC Ratio was in excess of 400% for all periods presented. In addition, all non-exempted U.S. insurance subsidiaries individually exceeded Company Action RBC for all periods presented.

MetLife, Inc.’s foreign subsidiaries are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective action commences. At December 31, 2011 and 2010, the adjusted capital of American Life’s insurance subsidiary in Japan, the Company’s largest foreign operation, was in excess of four times of the amount of capital that would require corrective action. Each of MetLife Inc.’s other foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.

The NAIC has adopted the Codification of Statutory Accounting Principles (“Statutory Codification”). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife, Inc.’s U.S. insurance subsidiaries.

Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

Amounts presented in the tables below are derived from the statutory–basis financial statements as filed with the insurance regulators.

Statutory net income (loss) was as follows:

		Years Ended December 31,
	State of Domicile	2011	2010	2009
			(In millions)
Metropolitan Life Insurance Company	New York	$1,970	$2,066	$1,221
American Life Insurance Company	Delaware	$334	$803	N/A
MetLife Insurance Company of Connecticut	Connecticut	$46	$668	$81
Metropolitan Property and Casualty Company	Rhode Island	$41	$273	$266
Metropolitan Tower Life Insurance Company	Delaware	$63	$151	$57
MetLife Investors Insurance Company	Missouri	$94	$153	$49
Delaware American Life Insurance Company	Delaware	$13	$6	N/A

Statutory capital and surplus was as follows at:

	December 31,
	2011	2010
	(In millions)
Metropolitan Life Insurance Company	$13,507	$13,217
American Life Insurance Company	$3,310	$4,321
MetLife Insurance Company of Connecticut	$5,133	$5,105
Metropolitan Property and Casualty Company	$1,857	$1,845
Metropolitan Tower Life Insurance Company	$828	$805
MetLife Investors Insurance Company	$600	$499
Delaware American Life Insurance Company	$51	$29

Dividend Restrictions

The table below sets forth the dividends permitted to be paid by the respective insurance subsidiary without insurance regulatory approval and the respective dividends paid:

	2012	2011			2010
Company	Permitted w/o Approval (1)	Paid (2)		Permitted w/o Approval (3)	Paid (2)		Permitted w/o Approval (3)
	(In millions)
Metropolitan Life Insurance Company	$1,350	$1,321	(4)	$1,321	$631	(4)	$1,262
American Life Insurance Company	$168	$661		$661	$—	(5)	$511
MetLife Insurance Company of Connecticut	$504	$517		$517	$330		$659
Metropolitan Property and Casualty Insurance Company	$—	$30		$—	$260		$—
Metropolitan Tower Life Insurance Company	$82	$80		$80	$569	(6)	$93
MetLife Investors Insurance Company	$18	$—		$—	$—		$—
Delaware American Life Insurance Company	$12	$—		$—	$—		$—

(1)

Reflects dividend amounts that may be paid during 2012 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2012, some or all of such dividends may require regulatory approval.

(2)	All amounts paid, including those requiring regulatory approval.

(3)	Reflects dividend amounts that could have been paid during the relevant year without prior regulatory approval.

(4)	Includes securities transferred to MetLife, Inc. of $170 million and $399 million during the years ended December 31, 2011 and 2010, respectively.

(5)	Reflects the respective dividends paid since the Acquisition Date. See Note 2.

(6)	Includes shares of an affiliate distributed to MetLife, Inc. as an in-kind dividend of $475 million.

Under New York State Insurance Law, MLIC is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLIC will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders.

Under Delaware State Insurance Law, each of American Life, DelAm and MTL is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Each of American Life, DelAm and MTL will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the “Delaware Commissioner”) and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders.

Under Connecticut State Insurance Law, MICC is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MICC will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the “Connecticut Commissioner”) and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders.

Under Rhode Island State Insurance Law, MPC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the aggregate amount of all such dividends in any twelve-month period does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) net income, not including realized capital gains, for the immediately preceding calendar year, which may include carry forward net income from the second and third preceding calendar years excluding realized capital gains and less dividends paid in the second and immediately preceding calendar years. MPC will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Rhode Island Commissioner of Insurance (the “Rhode Island Commissioner”) and the Rhode Island Commissioner does not disapprove the distribution within 30 days of its filing. Under Rhode Island State Insurance Code, the Rhode Island Commissioner has broad discretion in determining whether the financial condition of a stock property and casualty insurance company would support the payment of such dividends to its shareholders.

Under Missouri State Insurance Law, MetLife Investors Insurance Company (“MLIIC”) is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a cash dividend to its parent in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Commissioner of Insurance (the “Missouri Commissioner”) and the Missouri Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders.

In January 2012, the Company submitted to the Federal Reserve Board and the Federal Reserve Bank of New York (collectively, the “Federal Reserve”) a comprehensive capital plan, as mandated by the capital plans rule, and additional information required by the 2012 Comprehensive Capital Analysis and Review. The capital plan included an anticipated repurchase of common stock and an anticipated increase to MetLife, Inc.’s annual dividend to its stockholders. The Federal Reserve objected to the capital plan in March of 2012; therefore, MetLife, Inc. is unable to repurchase its common stock or increase its aggregate annual dividend amount above $0.74 per share, or $0.8 billion based on the outstanding shares at September 30, 2012, until such time as the Company is no longer subject to the capital plans rule and supervision by the Federal Reserve, or submits a capital plan that is approved by the Federal Reserve. The Federal Reserve, pursuant to the Company’s request, has extended the time for the Company to resubmit its capital plan until January 5, 2013. Unless the Company receives an extension, it may also need to submit a capital plan for 2013 if MetLife, Inc. is still a bank holding company on January 5, 2013. See “— Common Stock — Dividends”.

Other Comprehensive Income (Loss)

The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Holding gains (losses) on investments arising during the year	$13,945	$10,092	$18,548
Income tax effect of holding gains (losses)	(4,783)	(3,516)	(6,243)
Reclassification adjustments for recognized holding (gains) losses included in current year income	755	(733)	1,464
Income tax effect of reclassification adjustments	(260)	255	(493)
Unrealized investment loss of subsidiary at the date of disposal	(105)	—	—
Income tax on unrealized investment loss of subsidiary at the date of disposal	37	—	—
Allocation of holding (gains) losses on investments relating to other policyholder amounts	(6,248)	(2,598)	(2,515)
Income tax effect of allocation of holding (gains) losses to other policyholder amounts	2,146	905	840
Allocation of holding (gains) losses on investments relating to other policyholder amounts of subsidiary at the date of disposal	93	—	—
Income tax effect of allocation of holding (gains) losses on investments relating to other policyholder amounts of subsidiary at the date of disposal	(33)	—	—

Net unrealized investment gains (losses), net of income tax	5,547	4,405	11,601
Foreign currency translation adjustments, net of income tax expense (benefit) of $162 million, ($226) million and $12 million	(146)	(354)	29
Foreign currency translation adjustments of subsidiary at the date of disposal	(7)	—	—
Defined benefit plans adjustment, net of income tax expense (benefit) of ($266) million, $69 million and ($71) million	(494)	96	(102)

Other comprehensive income (loss), net of income tax	4,900	4,147	11,528
Other comprehensive (income) loss attributable to noncontrolling interests	38	(5)	11

Other comprehensive income (loss) attributable to MetLife, Inc., excluding cumulative effect of change in accounting principle	4,938	4,142	11,539
Cumulative effect of change in accounting principle, net of income tax expense (benefit) of $0, $27 million and ($207) million (see Note 1)	—	52	(335)

Other comprehensive income (loss) attributable to MetLife, Inc.	$4,938	$4,194	$11,204